Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Abstract]
Trade	$ 152,897	$ 113,933
Accrued trade	26,731	16,769
Prepaids and other	76,112	76,507
Trade and other current receivables	$ 255,740	$ 207,209